COMMITMENTS AND CONTINGENCIES - Maturity (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Purchase Obligations
2022	¥ 3,938,502
2023	269,224
2024	211,280
2025	115,179
Thereafter	56,902
Total	¥ 4,591,087